MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Conservative Fund
MassMutual RetireSMARTSM Moderate Fund
MassMutual RetireSMARTSM Moderate Growth Fund
MassMutual RetireSMARTSM Growth Fund
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Supplement dated October 4, 2019 to the
Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
The references to securities loans in the heading Non-Principal Investments; Use of Derivatives; Securities Loans; Repurchase Agreements on page 140 and in the first full paragraph on page 141, in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies, are hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-19-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Conservative Fund
MassMutual RetireSMARTSM Moderate Fund
MassMutual RetireSMARTSM Moderate Growth Fund
MassMutual RetireSMARTSM Growth Fund
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Supplement dated October 4, 2019 to the
Statement of Additional Information dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The heading and disclosure under Securities Lending on page B-39 in the section titled Additional Investment Policies are hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M (RS)-19-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
Supplement dated October 4, 2019 to the
Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
The references to securities loans in the heading Non-Principal Investments; Use of Derivatives; Securities Loans; Repurchase Agreements on page 106 and in the first full paragraph on page 107, in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies, are hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD)-19-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
Supplement dated October 4, 2019 to the
Statement of Additional Information dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The heading and disclosure under Securities Lending on pages B-38 and B-39 in the section titled Additional Investment Policies are hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRTD-19-03